First Quarter Report
March 31, 2026 (Unaudited)
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn International SelectSM
Columbia Thermostat FundSM
Columbia Acorn European FundSM

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Acorn® Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 0.6%
Media 0.6%
NIQ Global Intelligence PLC(a)	1,232,928	14,018,391
Total Communication Services		14,018,391
Consumer Discretionary 10.4%
Automobile Components 1.6%
Dorman Products, Inc.(a)	344,653	35,967,987
Hotels, Restaurants & Leisure 4.4%
Churchill Downs, Inc.	539,022	48,420,346
Rush Street Interactive, Inc.(a)	631,555	13,736,321
Wingstop, Inc.	242,143	37,524,901
Total		99,681,568
Household Durables 4.4%
Cavco Industries, Inc.(a)	83,379	40,379,616
SharkNinja, Inc.(a)	238,583	25,265,940
TopBuild Corp.(a)	92,442	32,474,874
Total		98,120,430
Total Consumer Discretionary		233,769,985
Consumer Staples 4.9%
Consumer Staples Distribution & Retail 2.4%
BJ’s Wholesale Club Holdings, Inc.(a)	350,621	34,508,119
Sprouts Farmers Market, Inc.(a)	248,151	19,139,886
Total		53,648,005
Household Products 1.3%
WD-40 Co.	146,352	29,847,027
Personal Care Products 1.2%
elf Beauty, Inc.(a)	444,462	26,938,842
Total Consumer Staples		110,433,874
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Antero Resources Corp.(a)	355,938	15,106,009
Devon Energy Corp.	421,587	21,214,258
EQT Corp.	311,439	19,819,978
Total		56,140,245
Total Energy		56,140,245
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.4%
Banks 1.9%
Lakeland Financial Corp.	214,229	12,292,460
Western Alliance Bancorp	419,941	29,752,820
Total		42,045,280
Capital Markets 7.5%
Blue Owl Capital, Inc.	1,391,042	12,700,213
Carlyle Group, Inc. (The)	950,835	46,010,906
GCM Grosvenor, Inc., Class A(b)	4,428,750	43,401,750
Hamilton Lane, Inc., Class A	169,441	16,842,435
Miami International Holdings, Inc.(a)	426,477	16,598,485
StoneX Group, Inc.(a)	413,430	33,343,130
Total		168,896,919
Insurance 1.0%
Ryan Specialty Holdings, Inc., Class A	647,394	21,843,073
Total Financials		232,785,272
Health Care 21.8%
Biotechnology 8.3%
Absci Corp.(a)	2,566,842	7,700,526
Annexon, Inc.(a)	975,637	5,405,029
BridgeBio Pharma, Inc.(a)	316,495	23,502,919
Insmed, Inc.(a)	336,411	55,009,927
Ionis Pharmaceuticals, Inc.(a)	148,670	11,163,630
Madrigal Pharmaceuticals, Inc.(a)	26,454	13,847,875
Neurocrine Biosciences, Inc.(a)	116,190	15,306,871
NewAmsterdam Pharma Co. NV(a)	363,308	11,629,489
Nuvalent, Inc., Class A(a)	174,598	17,887,565
Revolution Medicines, Inc.(a)	135,489	13,176,305
Rhythm Pharmaceuticals, Inc.(a)	124,824	10,855,943
Total		185,486,079
Health Care Equipment & Supplies 2.4%
Glaukos Corp.(a)	311,474	33,533,291
iRhythm Holdings, Inc.(a)	169,788	20,038,380
Total		53,571,671

Columbia Acorn® Fund | 2026

Portfolio of Investments  (continued)
Columbia Acorn® Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 6.6%
Alignment Healthcare, Inc.(a)	1,618,094	28,510,816
Billiontoone, Inc., Class A(a)	166,205	13,120,223
Encompass Health Corp.	230,244	22,271,502
Guardant Health, Inc.(a)	303,784	28,060,528
HealthEquity, Inc.(a)	422,315	35,292,865
Pennant Group, Inc. (The)(a)	699,307	21,314,877
Total		148,570,811
Health Care Technology 0.5%
Doximity, Inc., Class A(a)	432,308	10,072,777
Life Sciences Tools & Services 3.2%
Adaptive Biotechnologies Corp.(a)	1,148,404	15,939,847
BioLife Solutions, Inc.(a)	696,462	13,288,495
Charles River Laboratories International, Inc.(a)	70,538	12,167,805
DNA Script(a),(c),(d),(e)	1,139	94,710
Fortrea Holdings, Inc.(a)	1,173,131	11,050,894
Repligen Corp.(a)	159,623	18,806,782
Total		71,348,533
Pharmaceuticals 0.8%
Crinetics Pharmaceuticals, Inc.(a)	252,431	9,168,294
Definium Therapeutics, Inc.(a)	512,390	9,684,171
Total		18,852,465
Total Health Care		487,902,336
Industrials 29.4%
Aerospace & Defense 10.0%
Aerovironment, Inc.(a)	153,583	28,113,368
Astronics Corp.(a)	340,163	22,699,077
Axon Enterprise, Inc.(a)	61,466	26,103,995
Curtiss-Wright Corp.	65,825	44,834,724
FTAI Aviation Ltd.	109,872	26,918,640
Karman Holdings, Inc.(a)	220,172	17,624,769
Kratos Defense & Security Solutions, Inc.(a)	233,250	16,446,457
VSE Corp.	223,919	41,290,664
Total		224,031,694
Building Products 2.6%
Janus International Group, Inc.(a)	3,345,300	17,228,295
Modine Manufacturing Co.(a)	189,531	41,073,263
Total		58,301,558
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.7%
Healthcare Services Group, Inc.(a)	784,900	14,559,895
Construction & Engineering 3.8%
MasTec, Inc.(a)	131,179	42,205,532
Sterling Infrastructure, Inc.(a)	107,856	43,926,513
Total		86,132,045
Electrical Equipment 2.1%
Bloom Energy Corp., Class A(a)	288,864	39,138,183
Nextpower, Inc., Class A(a)	71,632	8,635,238
Total		47,773,421
Ground Transportation 1.1%
Knight-Swift Transportation Holdings, Inc.	437,705	25,203,054
Machinery 4.7%
Esab Corp.	372,810	36,035,815
Mueller Water Products, Inc., Class A	483,160	13,282,068
SPX Technologies, Inc.(a)	279,748	55,932,815
Total		105,250,698
Professional Services 2.7%
Parsons Corp.(a)	486,820	26,371,039
Paylocity Holding Corp.(a)	167,076	18,050,891
Willdan Group, Inc.(a)	206,119	15,780,471
Total		60,202,401
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	84,867	22,516,913
McGrath Rentcorp	136,694	15,074,614
Total		37,591,527
Total Industrials		659,046,293
Information Technology 17.8%
Communications Equipment 3.9%
InterDigital, Inc.	140,996	42,580,792
Viavi Solutions, Inc.(a)	1,333,081	44,364,936
Total		86,945,728
Electronic Equipment, Instruments & Components 4.4%
Advanced Energy Industries, Inc.	28,789	9,290,498
Celestica, Inc.(a)	172,300	48,533,464
Coherent Corp.(a)	172,879	41,181,507
Total		99,005,469
Columbia Acorn® Fund | 2026

Portfolio of Investments  (continued)
Columbia Acorn® Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.4%
Applied Digital Corp.(a)	439,896	10,443,131
Semiconductors & Semiconductor Equipment 4.9%
Credo Technology Group Holding Ltd.(a)	147,591	13,854,367
Lattice Semiconductor Corp.(a)	184,881	17,149,562
Marvell Technology, Inc.	298,398	29,556,322
Semtech Corp.(a)	421,296	32,393,449
SiTime Corp.(a)	48,846	16,868,966
Total		109,822,666
Software 4.2%
Dynatrace, Inc.(a)	695,469	25,718,444
Hut 8 Corp.(a)	240,717	11,292,034
Monday.com Ltd.(a)	106,304	7,346,669
SailPoint, Inc.(a)	944,155	12,500,612
Workiva, Inc., Class A(a)	184,993	11,031,133
Zeta Global Holdings Corp., Class A(a)	895,992	14,264,193
Zscaler, Inc.(a)	83,570	11,724,035
Total		93,877,120
Total Information Technology		400,094,114
Total Common Stocks (Cost $1,925,239,900)		2,194,190,510

Exchange-Traded Equity Funds 1.6%
	Shares	Value ($)
Sector 1.6%
State Street SPDR S&P Biotech ETF	278,004	35,509,451
Total Exchange-Traded Equity Funds (Cost $28,404,882)		35,509,451

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 3.790%(b),(f)	19,982,329	19,974,336
Total Money Market Funds (Cost $19,971,514)		19,974,336
Total Investments in Securities (Cost: $1,973,616,296)		2,249,674,297
Other Assets & Liabilities, Net		(5,875,383)
Net Assets		2,243,798,914
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	15,279,105	183,720,481	(179,024,209)	(1,041)	19,974,336	(2,205)	261,355	19,982,329
GCM Grosvenor, Inc., Class A
	50,133,450	—	—	(6,731,700)	43,401,750	—	531,450	4,428,750
Total	65,412,555			(6,732,741)	63,376,086	(2,205)	792,805

Columbia Acorn® Fund | 2026

Portfolio of Investments  (continued)
Columbia Acorn® Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $94,710, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $94,710, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	94,710

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Acorn® Fund | 2026

Portfolio of Investments
Columbia Acorn International®, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Australia 2.0%
ALS Ltd.	763,610	11,209,483
CAR Group Ltd.	245,518	3,919,294
Total		15,128,777
Canada 1.5%
CCL Industries, Inc., Class B	64,213	4,023,294
Finning International, Inc.	119,677	7,405,504
Total		11,428,798
China 1.4%
Silergy Corp.	1,138,000	10,371,353
Denmark 1.0%
FLSmidth & Co. A/S	95,384	7,225,956
Finland 2.8%
Konecranes OYJ	307,904	10,105,628
Valmet OYJ	382,556	10,946,292
Total		21,051,920
France 4.3%
Gaztransport Et Technigaz SA	76,782	18,058,645
Lisi SA	84,378	5,159,101
Robertet SA	4,147	3,874,920
Virbac SA	13,867	5,727,256
Total		32,819,922
Germany 4.5%
CTS Eventim AG & Co. KGaA	96,909	5,676,029
flatexDEGIRO AG	262,133	9,039,748
Nemetschek SE	111,618	8,355,724
Renk Group AG	187,745	11,221,836
Total		34,293,337
Greece 1.9%
National Bank of Greece SA	914,195	14,122,379
Ireland 2.6%
Bank of Ireland Group PLC	1,089,587	19,768,641
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 3.9%
Carel Industries SpA	241,694	6,159,932
Prysmian SpA	194,146	22,926,912
Total		29,086,844
Japan 41.0%
Anritsu Corp.	207,600	3,769,674
Asics Corp.	566,200	15,222,352
BayCurrent, Inc.	194,400	5,627,167
Capcom Co., Ltd.	714,600	15,100,877
Disco Corp.	31,400	12,798,116
DMG Mori Co., Ltd.	312,400	4,826,020
Gunma Bank Ltd. (The)	748,400	9,973,934
Kokusai Electric Corp.	360,100	12,176,672
Konami Holdings Corp.	47,500	5,853,338
Kraftia Corp.	308,900	18,683,980
Kyoritsu Maintenance Co., Ltd.	607,100	9,422,009
MatsukiyoCocokara & Co.	538,300	8,567,756
Modec, Inc.	87,600	8,292,576
Nippon Sanso Holdings Corp.	432,900	15,349,942
Nissin Foods Holdings Co., Ltd.	629,100	11,940,135
Niterra Co., Ltd.	444,100	20,940,012
Nomura Real Estate Holdings, Inc.	2,734,500	17,729,907
Omron Corp.	409,300	11,775,190
Open House Co., Ltd.	175,800	11,267,328
Recruit Holdings Co., Ltd.	105,600	4,600,989
Renesas Electronics Corp.	697,200	9,968,029
Sanwa Holdings Corp.	495,050	11,258,555
Sekisui Chemical Co., Ltd.	720,000	12,087,839
Shimadzu Corp.	299,800	7,124,106
Simplex Holdings, Inc.	2,400,400	12,340,130
Suntory Beverage & Food Ltd.	463,600	13,092,112
Taisei Corp.	186,800	19,352,806
Total		309,141,551
Jersey 1.8%
Yellow Cake PLC(a)	1,722,108	13,791,748

Columbia Acorn International® | 2026

Portfolio of Investments  (continued)
Columbia Acorn International®, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 2.3%
BE Semiconductor Industries NV	79,720	17,075,535
New Zealand 2.3%
Fisher & Paykel Healthcare Corp., Ltd.	819,257	17,764,346
Sweden 2.9%
AddTech AB, B Shares	315,479	10,825,644
Hexagon AB, Class B	1,133,858	11,034,839
Total		21,860,483
Switzerland 5.7%
Belimo Holding AG, Registered Shares	10,342	8,399,243
Inficon Holding AG, Registered Shares	60,601	7,669,748
Kardex Holding AG	24,629	7,410,232
SGS SA, Registered Shares	72,936	7,686,652
VAT Group AG	19,160	11,952,808
Total		43,118,683
United Kingdom 11.9%
Babcock International Group PLC	1,053,570	16,356,265
Baltic Classifieds Group PLC	2,200,698	5,330,504
ConvaTec Group PLC	3,120,353	9,000,465
Endeavour Mining PLC	246,358	14,843,017
Common Stocks (continued)
Issuer	Shares	Value ($)
Halma PLC	409,137	20,878,575
ICG PLC	465,471	9,546,474
Rightmove PLC	754,204	4,315,039
Safestore Holdings PLC	1,099,285	9,232,062
Total		89,502,401
United States 4.7%
CRH PLC	138,047	14,442,549
Interparfums, Inc.	93,939	8,533,419
Sunbelt Rentals Holdings, Inc.	201,715	12,867,673
Total		35,843,641
Total Common Stocks (Cost $590,592,640)		743,396,315

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	5,931,736	5,929,363
Total Money Market Funds (Cost $5,929,711)		5,929,363
Total Investments in Securities (Cost $596,522,351)		749,325,678
Other Assets & Liabilities, Net		5,326,459
Net Assets		$754,652,137
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	4,175,673	71,937,529	(70,183,315)	(524)	5,929,363	(680)	74,853	5,931,736
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Acorn International® | 2026

Portfolio of Investments
Columbia Acorn International SelectSM, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.9%
Issuer	Shares	Value ($)
Australia 1.3%
ALS Ltd.	157,176	2,307,280
Belgium 1.2%
Anheuser-Busch InBev SA/NV	32,826	2,271,103
Canada 1.4%
Alimentation Couche-Tard, Inc.	32,122	1,820,731
Shopify, Inc., Class A(a)	5,650	670,397
Total		2,491,128
Denmark 2.7%
FLSmidth & Co. A/S	20,204	1,530,584
Novo Nordisk A/S, Class B	92,938	3,401,019
Total		4,931,603
Finland 0.7%
Konecranes OYJ	41,950	1,376,829
France 14.8%
Airbus Group SE	29,167	5,514,691
Cie de Saint-Gobain SA	36,439	3,016,947
EssilorLuxottica SA	15,082	3,514,485
LVMH Moet Hennessy Louis Vuitton SE	8,139	4,449,181
Publicis Groupe SA	26,316	2,178,162
Schneider Electric SE	20,193	5,500,202
TotalEnergies SE	32,861	3,015,790
Total		27,189,458
Germany 6.2%
Adidas AG	15,472	2,504,247
Deutsche Telekom AG, Registered Shares	123,264	4,600,615
Nemetschek SE	25,067	1,876,516
Renk Group AG	41,899	2,504,374
Total		11,485,752
Ireland 2.3%
Bank of Ireland Group PLC	236,857	4,297,354
Italy 2.4%
Prysmian SpA	36,742	4,338,903
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 25.1%
Asics Corp.	83,300	2,239,530
BayCurrent, Inc.	26,300	761,289
Capcom Co., Ltd.	212,900	4,498,988
Disco Corp.	9,300	3,790,525
Gunma Bank Ltd. (The)	168,500	2,245,601
Kokusai Electric Corp.	76,800	2,596,969
MatsukiyoCocokara & Co.	129,100	2,054,797
Niterra Co., Ltd.	76,900	3,625,956
Nomura Real Estate Holdings, Inc.	322,000	2,087,778
Omron Corp.	98,800	2,842,386
Recruit Holdings Co., Ltd.	59,500	2,592,413
Sekisui Chemical Co., Ltd.	113,400	1,903,835
Shimadzu Corp.	106,600	2,533,121
Suntory Beverage & Food Ltd.	98,100	2,770,354
Taisei Corp.	49,800	5,159,367
Tokyo Electron Ltd.	18,400	4,571,497
Total		46,274,406
Netherlands 4.8%
ASML Holding NV	6,671	8,870,807
New Zealand 1.1%
Fisher & Paykel Healthcare Corp., Ltd.	89,689	1,944,770
Spain 2.6%
Industria de Diseno Textil SA	83,602	4,866,371
Switzerland 8.0%
Belimo Holding AG, Registered Shares	1,722	1,398,520
Cie Financiere Richemont SA, Class A, Registered Shares	7,593	1,340,667
Lonza Group AG, Registered Shares	6,512	4,177,569
Nestlé SA, Registered Shares	36,109	3,541,970
SGS SA, Registered Shares	17,926	1,889,203
VAT Group AG	3,930	2,451,698
Total		14,799,627

Columbia Acorn International SelectSM | 2026

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 18.7%
3i Group PLC	92,270	3,007,172
Babcock International Group PLC	195,921	3,041,597
BT Group PLC	1,857,140	5,204,759
ConvaTec Group PLC	665,130	1,918,526
Endeavour Mining PLC	45,050	2,714,253
GSK PLC	70,565	1,943,747
Halma PLC	44,904	2,291,486
ICG PLC	104,163	2,136,308
London Stock Exchange Group PLC	17,675	2,087,201
Reckitt Benckiser Group PLC	42,587	2,863,564
Rightmove PLC	190,972	1,092,611
Rio Tinto PLC	23,486	2,178,884
Standard Chartered PLC	194,338	4,049,975
Total		34,530,083
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 3.6%
CRH PLC	31,618	3,307,891
Sunbelt Rentals Holdings, Inc.	52,488	3,348,281
Total		6,656,172
Total Common Stocks (Cost $151,714,694)		178,631,646

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	4,185,522	4,183,848
Total Money Market Funds (Cost $4,184,157)		4,183,848
Total Investments in Securities (Cost $155,898,851)		182,815,494
Other Assets & Liabilities, Net		1,459,848
Net Assets		$184,275,342
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	2,432,784	17,846,807	(16,095,404)	(339)	4,183,848	556	25,596	4,185,522
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Acorn International SelectSM | 2026

Portfolio of Investments
Columbia Thermostat FundSM, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 27.9%
	Shares	Value ($)
U.S. Large Cap 27.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,907,531	109,672,067
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	587,851	44,094,728
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	4,075,657	109,961,225
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,766,694	87,822,376
Total		351,550,396
Total Equity Funds (Cost $316,007,299)		351,550,396

Exchange-Traded Equity Funds 7.0%

U.S. Large Cap 7.0%
Columbia Research Enhanced Core ETF(a)	2,245,815	87,541,869
Total Exchange-Traded Equity Funds (Cost $72,933,543)		87,541,869

Exchange-Traded Fixed Income Funds 6.4%

Multisector 6.4%
Columbia Diversified Fixed Income Allocation ETF(a)	4,487,194	81,128,467
Total Exchange-Traded Fixed Income Funds (Cost $81,418,234)		81,128,467

Fixed Income Funds 58.2%
	Shares	Value ($)
High Yield 6.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	7,397,286	81,296,177
Investment Grade 51.7%
Columbia Quality Income Fund, Institutional 3 Class(a)	6,760,368	122,633,072
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	17,866,160	163,118,039
Columbia Total Return Bond Fund, Institutional 3 Class(a)	6,667,403	203,822,495
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	16,372,094	162,902,339
Total		652,475,945
Total Fixed Income Funds (Cost $716,854,863)		733,772,122

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 3.790%(a),(c)	6,775,013	6,772,303
Total Money Market Funds (Cost $6,772,408)		6,772,303
Total Investments in Securities (Cost: $1,193,986,347)		1,260,765,157
Other Assets & Liabilities, Net		500,789
Net Assets		1,261,265,946
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	97,651,520	34,960,524	(18,080,618)	(4,859,359)	109,672,067	(62,084)	—	2,907,531
Columbia Cornerstone Growth Fund, Institutional 3 Class
	39,255,313	15,261,770	(7,162,411)	(3,259,944)	44,094,728	(172,970)	—	587,851
Columbia Diversified Fixed Income Allocation ETF
	89,709,310	6,997,689	(14,404,920)	(1,173,612)	81,128,467	(283,664)	799,536	4,487,194
Columbia High Yield Bond Fund, Institutional 3 Class
	90,648,928	7,239,284	(15,215,546)	(1,376,489)	81,296,177	(269,067)	1,436,032	7,397,286

Columbia Thermostat FundSM | 2026

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	97,597,120	35,228,683	(18,412,492)	(4,452,086)	109,961,225	(114,020)	—	4,075,657
Columbia Large Cap Index Fund, Institutional 3 Class
	77,979,626	27,819,515	(14,996,151)	(2,980,614)	87,822,376	(62,135)	—	1,766,694
Columbia Quality Income Fund, Institutional 3 Class
	134,926,489	11,986,143	(23,356,286)	(923,274)	122,633,072	64,440	1,452,469	6,760,368
Columbia Research Enhanced Core ETF
	77,584,688	27,385,576	(14,150,554)	(3,277,841)	87,541,869	390,611	—	2,245,815
Columbia Select Corporate Income Fund, Institutional 3 Class
	180,248,809	15,265,284	(31,579,683)	(816,371)	163,118,039	(1,748,372)	2,155,735	17,866,160
Columbia Short-Term Cash Fund, 3.790%
	6,220,261	20,997,882	(20,445,420)	(420)	6,772,303	50	47,161	6,775,013
Columbia Total Return Bond Fund, Institutional 3 Class
	225,428,660	19,764,450	(38,847,707)	(2,522,908)	203,822,495	(104,258)	2,741,823	6,667,403
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	179,934,702	15,661,956	(31,152,943)	(1,541,376)	162,902,339	(5,300)	1,685,211	16,372,094
Total	1,297,185,426			(27,184,294)	1,260,765,157	(2,366,769)	10,317,967

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Thermostat FundSM | 2026

Portfolio of Investments
Columbia Acorn European FundSM, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Austria 3.0%
BAWAG Group AG	1,258	191,251
DO & CO AG	2,492	466,621
Wienerberger AG	12,494	332,266
Total		990,138
Belgium 1.4%
Cenergy Holdings SA	8,678	190,872
Warehouses De Pauw CVA	10,879	283,394
Total		474,266
Denmark 2.9%
FLSmidth & Co. A/S	3,250	246,209
NKT A/S(a)	3,759	489,350
Per Aarsleff Holding A/S	2,044	236,681
Total		972,240
Finland 2.0%
Cargotec OYJ, Class B	3,490	165,037
Konecranes OYJ	9,642	316,457
Valmet OYJ	6,095	174,400
Total		655,894
France 16.2%
Elis SA	35,813	1,014,168
Exosens SAS	3,275	235,828
Gaztransport Et Technigaz SA	1,653	388,775
Lisi SA	6,279	383,915
Nexans SA	5,351	727,944
SCOR SE	16,193	578,744
SPIE SA	14,283	715,230
Technip Energies NV	16,727	706,842
Vallourec SACA	7,926	200,636
Virbac SA	1,092	451,011
Total		5,403,093
Germany 9.2%
AlzChem Group AG	1,303	260,789
Bilfinger SE	3,898	451,350
CTS Eventim AG & Co. KGaA	1,991	116,614
DEUTZ AG	18,207	183,060
Common Stocks (continued)
Issuer	Shares	Value ($)
flatexDEGIRO AG	17,560	605,563
JOST Werke AG	2,575	149,942
Nordex SE(a)	4,990	270,420
PVA TePla AG(a)	4,693	162,411
Renk Group AG	4,562	272,679
SUSS MicroTec SE	6,973	414,683
Vincorion SE(a)	9,150	171,649
Total		3,059,160
Greece 2.5%
Alpha Bank SA	108,416	402,150
Piraeus Bank SA(a)	52,189	428,785
Total		830,935
Ireland 7.5%
Cairn Homes PLC	207,880	511,190
Glanbia PLC	36,364	712,431
Irish Continental Group PLC	56,644	415,092
Permanent TSB Group Holdings PLC(a)	53,289	178,700
Uniphar PLC	156,292	697,461
Total		2,514,874
Italy 5.7%
Buzzi SpA	4,748	240,045
Carel Industries SpA	6,596	168,109
De’ Longhi SpA	10,153	356,829
Hera	149,931	691,584
Intercos SpA	13,946	199,881
Reply SpA	1,866	175,608
Sol Spa	1,220	83,057
Total		1,915,113
Luxembourg 0.6%
Tonies SE, Class A(a)	16,151	192,671
Netherlands 2.8%
CTP NV(b)	30,147	504,555
Van Lanschot Kempen NV	6,287	417,524
Total		922,079

Columbia Acorn European FundSM | 2026

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 3.1%
SalMar ASA	5,914	345,084
Storebrand ASA	38,943	702,912
Total		1,047,996
Portugal 1.0%
Galp Energia SGPS SA	14,587	349,761
Spain 2.2%
Fluidra SA	12,694	294,452
Merlin Properties Socimi SA	14,446	235,359
Viscofan SA	2,852	198,596
Total		728,407
Sweden 2.6%
Hexpol AB	22,265	169,841
Nordnet AB	10,816	352,215
SSAB AB, Class B	42,332	333,708
Total		855,764
Switzerland 5.2%
Burckhardt Compression Holding AG	398	238,211
Cicor Technologies Ltd.(a)	690	102,548
Comet Holding AG, Registered Shares	1,047	333,898
Galenica AG	2,895	329,590
Huber + Suhner AG, Registered Shares	1,111	248,161
Kardex Holding AG	884	265,973
R&S Group Holding AG(a)	8,852	229,167
Total		1,747,548
United Kingdom 29.7%
Ashmore Group PLC	68,281	191,056
Avon Technologies PLC	8,193	179,798
Babcock International Group PLC	24,931	387,044
Breedon Group PLC	63,212	249,329
Bridgepoint Group Ltd., Registered Shares(b)	61,540	191,741
Capital & Counties Properties PLC	244,237	412,172
Chemring Group PLC	66,020	450,132
Clarkson PLC	4,702	289,201
Cohort PLC	15,558	252,023
ConvaTec Group PLC	96,569	278,547
Croda International PLC	7,481	280,932
Common Stocks (continued)
Issuer	Shares	Value ($)
CVS Group PLC	45,389	678,444
discoverIE Group PLC	27,711	197,329
Endeavour Mining PLC	3,150	189,787
Genus PLC	6,183	196,072
ICG PLC	8,273	169,673
IG Group Holdings PLC	27,224	518,412
IMI PLC	9,205	313,145
Keller Group PLC	8,648	220,002
LondonMetric Property PLC	244,406	590,386
Moonpig Group PLC	190,740	528,911
Quilter PLC(b)	342,811	792,238
Rotork PLC	81,821	340,223
Safestore Holdings PLC	64,016	537,622
Shawbrook Group PLC(a),(b)	91,314	386,762
SigmaRoc PLC(a)	262,016	408,706
Subsea 7 SA	13,087	405,419
WPP PLC	89,170	278,876
Total		9,913,982
United States 0.5%
Boku, Inc.(a)	70,611	153,743
Total Common Stocks (Cost $30,061,070)		32,727,664

Preferred Stocks 0.5%
Issuer	Shares	Value ($)
Germany 0.5%
KSB SE & Co. KGAA	164	174,772
Total Preferred Stocks (Cost $212,981)		174,772

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(c),(d)	275,393	275,283
Total Money Market Funds (Cost $275,271)		275,283
Total Investments in Securities (Cost $30,549,322)		33,177,719
Other Assets & Liabilities, Net		194,593
Net Assets		$33,372,312
Columbia Acorn European FundSM | 2026

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $1,875,296, which represents 5.62% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	326,154	3,939,973	(3,990,855)	11	275,283	6	2,854	275,393
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Acorn European FundSM | 2026

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1QT110_(05/26)